Subsequent Events (Details) - Part-2 - USD ($) $ / shares in Units, $ in Millions					3 Months Ended	12 Months Ended
	May 02, 2024	Apr. 01, 2024	Jan. 04, 2024	Aug. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Jan. 17, 2024	Jan. 03, 2024	Dec. 29, 2023	Jul. 24, 2023	Apr. 20, 2023	Dec. 31, 2022	Sep. 20, 2022	Dec. 06, 2021	Aug. 31, 2021	May 24, 2021
Subsequent Events [Line Items]
Payments for other fees			$ 3.2
Third amendment to the merger agreement, description					●revise section 6.10 of the Merger Agreement such that, after the Initial Payment, and upon the closing of each subsequent capital raise by the Company (each a “Parent Subsequent Capital Raise”), the Company shall purchase that number of shares of Evofem’s Series F-1 Preferred Stock, par value $0.0001 per share (the “Series F-1 Preferred Stock”), equal to forty percent (40%) of the gross proceeds of such Parent Subsequent Capital Raise divided by 1,000, up to a maximum aggregate amount of $2,500,000 or 2,500 shares of Series F-1 Preferred Stock.	On February 29, 2024, the Company, Adicure and Evofem entered into the Third Amendment to the Merger Agreement (the “Third Amendment to Merger Agreement”) in order to (i) make certain conforming changes to the Merger Agreement regarding the Notes, (ii) extend the date by which the Company and Evofem will file the joint proxy statement until April 30, 2024, and (iii) remove the requirement that the Company make the Parent Loan (as defined in the Merger Agreement) by February 29, 2024 and replace it with the requirement that the Company make an equity investment into Evofem consisting of (a) a purchase of 2,000 shares of Evofem Series F-1 Preferred Stock for an aggregate purchase price of $2.0 million on or prior to April 1, 2024, and (b) a purchase of 1,500 shares of Evofem Series F-1 Preferred Stock for an aggregate purchase price of $1.5 million on or prior to April 30, 2024. As of the date of this filing the Company has not purchased the 2,000 shares of EvoFem Series F-1 Preferred Stock.
Shares issued (in Shares)						74,227
Initial exercise price (in Dollars per share)					$ 2.47	$ 6,000			$ 0.001				$ 240	$ 2,300	$ 5,060
Common stock, par value (in Dollars per share)					$ 0.001	$ 0.001			0.001			$ 0.001				$ 0.001
Net proceeds private placement				$ 9.0	$ 5.5	$ 5.5
Net proceeds					$ 1.0
Number of securities sold percentage	5.00%
Exercisable price per share (in Dollars per share)						$ 6.0625			5,400,000
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Initial exercise price (in Dollars per share)				$ 0.001					0.001
Common stock, par value (in Dollars per share)									0.001
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)					10					27,344
Common stock, par value (in Dollars per share)					$ 0.001	0.001
Exercisable price per share (in Dollars per share)					$ 0.0001	$ 0.0001			0.001		$ 48.76
Common Stock [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Initial exercise price (in Dollars per share)									0.001
Common stock, par value (in Dollars per share)									$ 0.001
Subsequent Event [Member]
Subsequent Events [Line Items]
Settlement shares issued amount								$ 1.6
Settlement shares issued (in Shares)							296,296
Payments for other fees			3.2
Aggregate shares (in Shares)	1,613,092	332,876
Percentage of payment to investors	2.00%
Total cash fee percentage	7.00%
Exercisable price per share (in Dollars per share)	$ 3.24375	$ 0.0467
Subsequent Event [Member] | Minimum [Member]
Subsequent Events [Line Items]
Stock Issued During Period, Value, Purchase of Assets			2.2
Subsequent Event [Member] | Maximum [Member]
Subsequent Events [Line Items]
Stock Issued During Period, Value, Purchase of Assets			$ 3.2
Subsequent Event [Member] | Common Stock [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001
Series C-1 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)	4,186
Series D-1 Preferred Stock ]Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)	4,186
May Private Placement [Member]
Subsequent Events [Line Items]
Net proceeds private placement					$ 4.2